PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of provisions by nature

	R$ thousands
	On December 31, 2024	On December 31, 2023
Labor claims	2,613,403	4,622,138
Civil claims	7,827,251	8,587,613
Provision for tax risks	7,457,160	7,059,304
Total	17,897,814	20,269,055

Schedule of changes in other provisions

	R$ thousands
	Labor	Civil	Tax
Balance on December 31, 2022	6,009,966	7,989,207	7,477,364
Adjustment for inflation	630,797	491,102	472,830
Provisions, net of (reversals and write-offs)	1,258,040	4,002,792	(516,056)
Payments	(3,276,665)	(3,895,488)	(374,834)
Balance on December 31, 2023	4,622,138	8,587,613	7,059,304

Balance on December 31, 2023	4,622,138	8,587,613	7,059,304
Adjustment for inflation	386,536	467,504	391,955
Provisions, net of (reversals and write-offs)	2,272,455	2,355,332	88,529
Payments	(4,667,726)	(3,583,198)	(82,628)
Balance on December 31, 2024	2,613,403	7,827,251	7,457,160